Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Accounts receivable, allowances	$ 2,003	$ 1,586
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, authorized	60,000,000	60,000,000
Common stock, shares issued	35,797,592	35,251,932
Common stock, shares outstanding	28,626,323	30,879,778